Accounts Receivable, Net	12 Months Ended
Jun. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Accounts receivable	46,704	62,046	9,610
Allowance for doubtful accounts	6,892	6,892	1,068
Accounts receivable, net	39,812	55,154	8,542

All of the accounts receivable are non-interest bearing.

Accounts receivable mainly represent amounts due from product providers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the product providers’ payment history, creditworthiness, financial conditions of the product providers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted. The Group recorded allowance for doubtful accounts of RMB nil, RMB6,892 and RMB6,892 for the years ended June 30, 2019, 2020 and 2021, respectively. No allowance for doubtful accounts were written off for the years ended June 30, 2019, 2020 and 2021.

The movement in the allowance for doubtful accounts is as below:

Allowance for doubtful accounts
Balance as of July 1, 2019	-
Addition	6,892
Balance as of June 30, 2020	6,892
Balance as of June 30, 2021	6,892